Organization - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 2,052,431,752	$ 314,548,928	¥ 1,440,068,825	¥ 1,091,414,277
Net income	3,373,420,061	516,999,242	404,858,740	306,924,335
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Revenues	2,052,431,752	314,548,928	1,440,068,825	1,091,431,610
Net income	¥ 399,366,632	$ 61,205,614	¥ 353,558,726	¥ 298,973,421